Equity - Additional Information (Detail) (JPY ¥) In Millions, except Per Share data	12 Months Ended
Mar. 31, 2011
Stockholders Equity Note [Line Items]
Dividend restrictions under Corporate Law of Japan	Effective May 1, 2006, the Corporate Law of Japan provides that (i) dividends of earnings require approval at a general meeting of shareholders, (ii) interim cash dividends can be distributed upon the approval of the board of directors, if the articles of incorporation provide for such interim cash dividends and (iii) an amount equal to at least 10% of decrease in retained earnings by dividends payment be appropriated from retained earnings to a legal reserve up to 25% of capital stock.The legal reserve is available for distribution upon approval of the shareholders.
Distributable amount available for payments of dividends to shareholders	¥ 3,474,726
Future Period
Stockholders Equity Note [Line Items]
Cash dividends approved by shareholders	¥ 107,816
Cash dividends approved by shareholders, per share	¥ 2,600
Cash dividend, record date	Mar. 31, 2011
Cash dividend, declaration date	Apr. 28, 2011